Consolidated Statement of Comprehensive Income - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Consolidated Statements of Comprehensive Income
Net Income	$ 296,697,000	$ 264,431,000
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	4,567,000	6,952,000
Actuarial gains (losses) on defined benefit pension plans	(7,877,000)	(9,229,000)
(Loss) gain related to foreign currency translation	105,099,000	(127,433,000)
Income tax (expense) benefit related to components of other comprehensive income	(4,365,000)	(5,924,000)
Other comprehensive income (loss), net of tax	113,178,000	(117,176,000)
Total comprehensive income	409,875,000	147,255,000
Comprehensive income attributable to noncontrolling interests	(71,801,000)	(50,930,000)
Comprehensive income attributable to the Company	$ 338,074,000	$ 96,325,000